UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2011

Date of reporting period: October 31, 2010

Item 1. Schedule of Investments:

Putnam AMT-Free Municipal Fund

The fund's portfolio
10/31/10 (Unaudited)

Key to holding's abbreviations
ABAG -- Association Of Bay Area Governments
AGM -- Assured Guaranty Municipal Corporation
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificates of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
G.O. Bonds -- General Obligation Bonds
GNMA Coll. -- Government National Mortgage Association Collateralized
NATL -- National Public Finance Guarantee Corp.
PSFG -- Permanent School Fund Guaranteed
SGI -- Syncora Guarantee, Inc.
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.9%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.0%)
AL Hsg. Fin. Auth. Rev. Bonds (Single Fam. Mtge.),
Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 1/2s,
10/1/37	Aaa	$1,875,000	$1,956,919
Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman
Regl. Med. Ctr.), Ser. A, 6 3/4s, 2/1/29	Baa3	1,000,000	1,055,410
Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity
Zone Intl. Paper Co.), Ser. A, 6 1/4s, 11/1/33	BBB	1,500,000	1,618,710
			4,631,039

Alaska (1.0%)
AK State Hsg. Fin. Corp. Rev. Bonds, Ser. A, 4.4s,
12/1/31	Aaa	1,185,000	1,205,927
Anchorage, G.O. Bonds, Ser. D, AMBAC, 5s, 8/1/25	AA	3,420,000	3,764,462
			4,970,389

Arizona (3.1%)
Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec.
Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa3	1,000,000	1,001,020
Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.),
5 1/8s, 5/15/40	A-	2,125,000	2,144,911
Glendale, Wtr. & Swr. Rev. Bonds, AMBAC, 5s, 7/1/28	AA	2,000,000	2,087,940
Navajo Cnty., Poll. Control Corp. Mandatory Put Bonds
(6/1/16), Ser. E, 5 3/4s, 6/1/34	Baa2	3,250,000	3,596,710
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
(Scottsdale Hlth. Care), Ser. C, AGM, 5s, 9/1/35	AA+	2,000,000	2,035,620
Tempe, Indl. Dev. Auth. Lease Rev. Bonds (ASU
Foundation), AMBAC, 5s, 7/1/28	AA/P	1,715,000	1,731,893
U. Med. Ctr. Corp. AZ Hosp. Rev. Bonds, 6 1/2s, 7/1/39	Baa1	1,750,000	1,929,970
			14,528,064

Arkansas (0.1%)
Fayetteville, Sales & Use Tax Cap. Impt. Rev. Bonds,
Ser. A, AGM, 4s, 11/1/21	AA+	575,000	601,508
			601,508

California (16.0%)
ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (St.
Rose Hosp.), Ser. A, 6s, 5/15/29	A-	3,000,000	3,142,590
Beaumont, Fin. Auth. Local Agcy. Special Tax Bonds,
Ser. C, AMBAC, 4 3/4s, 9/1/28	BB+/P	1,870,000	1,711,798
CA Rev. Bonds
(Catholic Hlth. Care West), Ser. A, 6s, 7/1/39	A2	750,000	807,600
(Adventist Hlth. Syst.-West), Ser. A, 5 3/4s, 9/1/39	A	1,000,000	1,042,770
CA Edl. Fac. Auth. Rev. Bonds (Claremont Graduate U.),
Ser. A, 5s, 3/1/42	A3	1,750,000	1,753,640
CA Hlth. Fac. Fin. Auth. Rev. Bonds (Cedars Sinai Med.
Ctr.), 5s, 8/15/39	A2	1,800,000	1,808,766
CA Muni. Fin. Auth. COP (Cmnty. Hosp. of Central CA),
5 1/2s, 2/1/39	Baa2	2,000,000	1,982,820
CA Muni. Fin. Auth. Sr. Living Rev. Bonds (Pilgrim
Place Claremont), Ser. A, 5 7/8s, 5/15/29	A-	1,500,000	1,564,830
CA State G.O. Bonds
6 1/2s, 4/1/33	A1	5,000,000	5,850,100
5 3/4s, 4/1/31	A1	2,000,000	2,183,620
5.6s, 3/1/36	A1	2,500,000	2,679,874
CA State Dept. of Wtr. Resources Rev. Bonds (Central
Valley), Ser. AE, 5s, 12/1/29	AAA	2,500,000	2,747,650
CA State Econ. Recvy. G.O. Bonds, Ser. A, 5 1/4s,
7/1/21	Aa3	1,000,000	1,158,880
CA State Pub. Wks. Board Rev. Bonds
(Riverside Campus), Ser. B, 6s, 4/1/25	A2	3,000,000	3,301,050
Ser. G-1, 5 1/4s, 10/1/23	A2	3,000,000	3,107,820

CA Statewide Cmnty., Dev. Auth. Rev. Bonds
(Sutter Hlth.), Ser. B, 5 1/4s, 11/15/48	Aa3	1,550,000	1,559,548
(Sr. Living - Presbyterian Homes), 6 5/8s, 11/15/24	BBB	2,000,000	2,195,760

(St. Joseph), NATL, 5 1/8s, 7/1/24	AA-	2,000,000	2,106,620
Golden State Tobacco Securitization Corp. Rev. Bonds
(Tobacco Settlement), Ser. B, AMBAC, FHLMC Coll., FNMA
Coll., 5s, 6/1/38 (Prerefunded 6/1/13)	Aaa	2,475,000	2,747,745
Ser. A, AMBAC, zero %, 6/1/24	Aa3	5,000,000	2,302,850
Grossmont-Cuyamaca, Cmnty. College Dist. G.O. Bonds
(Election of 2002), Ser. B, FGIC, NATL, zero %, 8/1/17	AA	2,100,000	1,631,301
M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A	750,000	881,295
Merced, City School Dist. G.O. Bonds (Election
of 2003), NATL
zero %, 8/1/25	A	1,190,000	497,837
zero %, 8/1/24	A	1,125,000	504,326
zero %, 8/1/23	A	1,065,000	517,026
zero %, 8/1/22	A	1,010,000	523,958
Oakland, Unified School Dist. Alameda Cnty., G.O.
Bonds (Election 2006), Ser. A, 6 1/2s, 8/1/24	A1	2,500,000	2,838,600
Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A,
FGIC, NATL, zero %, 12/1/21	A	5,500,000	2,883,045
San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. A,
5s, 7/1/40	A2	3,750,000	3,836,325
San Diego, Unified School Dist. G.O. Bonds (Election
of 1998), Ser. E, AGM, 5 1/4s, 7/1/19 (Prerefunded
7/1/13)	Aa1	2,000,000	2,238,160
San Francisco, City & Cnty. Arpt. Comm. Rev. Bonds
(Intl. Arpt.)
Ser. F, 5s, 5/1/40	A1	1,250,000	1,273,650
Ser. A, 4.9s, 5/1/29	A1	1,000,000	1,029,320
Santa Ana, Fin. Auth. Lease Rev. Bonds (Police Admin.
& Hldg. Fac.), Ser. A, NATL, 6 1/4s, 7/1/17	A	3,680,000	4,250,437
Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.),
Ser. A, 5 1/4s, 1/1/24	A1	1,000,000	1,097,200
Ventura Cnty., COP (Pub. Fin. Auth. III), 5s, 8/15/20	AA	1,000,000	1,119,760
Walnut Valley, Unified School Dist. G.O. Bonds
(Election of 2007), Ser. A, AGM
5s, 8/1/28	AA+	1,055,000	1,112,381
5s, 8/1/27	AA+	1,745,000	1,849,386
Walnut, Energy Ctr. Auth. Rev. Bonds, Ser. A, AMBAC,
5s, 1/1/24	A1	2,000,000	2,095,060
			75,935,398

Colorado (0.9%)
CO Hlth. Fac. Auth. Rev. Bonds (Evangelical Lutheran),
Ser. A, 6 1/8s, 6/1/38	A3	2,545,000	2,624,175
CO Pub. Hwy. Auth. Rev. Bonds (E-470 Pub. Hwy.),
Ser. C1, NATL, 5 1/2s, 9/1/24	A	1,000,000	1,018,560
Ser. A, NATL, zero %, 9/1/34	A	3,525,000	703,343
			4,346,078

Florida (7.5%)
Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds
(Health First, Inc.), 7s, 4/1/39	A3	1,250,000	1,405,263
Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. O, 5 3/8s,
10/1/29	A1	1,000,000	1,068,150
Hernando Cnty., Rev. Bonds (Criminal Justice Complex
Fin.), FGIC, NATL, 7.65s, 7/1/16	A	13,675,000	16,363,915
Lee Cnty., Rev. Bonds, SGI, 5s, 10/1/25	Aa2	2,000,000	2,089,300
Marco Island, Util. Sys. Rev. Bonds, Ser. A, 5s,
10/1/34	A2	1,000,000	1,030,710
Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev.
Bonds, Ser. A, 5s, 7/1/40	A	1,000,000	1,022,240
Miami-Dade Cnty., Wtr. & Swr. Rev. Bonds, AGM, SGI,
5s, 10/1/23	AA+	1,000,000	1,093,270
Orlando & Orange Cnty., Expressway Auth. Rev. Bonds,
FGIC, NATL, 8 1/4s, 7/1/14	A1	5,000,000	6,054,300
South Lake Hosp. Dist. (South Lake Hosp.), Ser. A, 6s,
4/1/29	Baa2	660,000	694,650
Sumter Cnty., School Dist. Rev. Bonds (Multi-Dist.
Loan Program), AGM, 7.15s, 11/1/15 (Ecsrowed to
maturity)	AA+	3,935,000	4,914,894
			35,736,692

Georgia (1.6%)
Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s,
11/1/39	A1	1,500,000	1,699,530
Fulton Cnty., Dev. Auth. Rev. Bonds (Klaus Pkg. & Fam.
Hsg. Project), NATL, 5 1/4s, 11/1/20	Aa3	3,360,000	3,658,469
Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds
(Northeast GA Hlth. Care), Ser. A, 5 3/8s, 2/15/40	A-	2,000,000	2,022,400
			7,380,399

Guam (0.2%)
Territory of Guam Rev. Bonds, Ser. A, 5 3/8s, 12/1/24	BBB-	1,000,000	1,066,120
			1,066,120

Illinois (6.7%)
Chicago, Board of Ed. G.O. Bonds, Ser. A, NATL,
5 1/4s, 12/1/19	Aa2	1,500,000	1,613,025
Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. F, 5s,
1/1/40	A1	1,045,000	1,054,102
Chicago, Waste Wtr. Transmission VRDN, Ser. C-2,
0.27s, 1/1/39	VMIG1	475,000	475,000
Cicero, G.O. Bonds, Ser. A, SGI, 5 1/4s, 1/1/21	BBB+/P	2,250,000	2,303,820
Du Page Cnty., Cmnty. High School Dist. G.O. Bonds

(Dist. No. 108 - Lake Park), AGM, 5.6s, 1/1/20	Aa2	1,000,000	1,078,390
IL Fin. Auth. Rev. Bonds
(Roosevelt U.), 6 1/4s, 4/1/29	Baa2	1,500,000	1,615,530
(Rush U. Med. Ctr.), Ser. B, NATL, 5 3/4s, 11/1/28	A	2,500,000	2,620,625
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa1	1,000,000	975,190
(American Wtr. Cap. Corp.), 5 1/4s, 10/1/39	BBB+	1,575,000	1,624,676
IL State G.O. Bonds, AGM, 5s, 1/1/21	AA+	2,000,000	2,128,360
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, AGM
5s, 1/1/23	AA+	3,750,000	4,016,550
5s, 1/1/22	AA+	2,500,000	2,690,950
Metro. Pier & Exposition Auth. Dedicated State Tax
Rev. Bonds (McCormick), Ser. A, NATL, zero %, 12/15/22	A2	5,500,000	3,005,530
Regl. Trans. Auth. Rev. Bonds, Ser. A, AMBAC, 8s,
6/1/17	Aa3	5,000,000	6,438,100
			31,639,848

Indiana (2.8%)
Center Grove, Ind. Bldg. Corp. Rev. Bonds (First
Mtge.), FGIC, NATL, 5s, 7/15/25	AA+	1,345,000	1,431,753
IN Muni. Pwr. Agcy. Supply Syst. Rev. Bonds
Ser. B, 5 3/4s, 1/1/29	A1	1,000,000	1,109,020
Ser. A, AMBAC, 5s, 1/1/20	A1	5,695,000	6,150,714
IN State Hsg. Fin. Auth. Rev. Bonds (Single Family
Mtge.), Ser. A-1, GNMA Coll., FNMA Coll.
4.2s, 7/1/17	Aaa	165,000	171,811
4.15s, 7/1/16	Aaa	230,000	241,873
4.1s, 7/1/15	Aaa	70,000	73,618
3.95s, 7/1/14	Aaa	230,000	243,080
3.9s, 1/1/14	Aaa	165,000	172,899
Rockport, Poll. Control FRB (IN-MI Pwr. Co.)
Ser. A, 6 1/4s, 6/1/25	Baa2	2,000,000	2,242,160
Ser. B, 6 1/4s, 6/1/25	Baa2	1,500,000	1,681,620
			13,518,548

Kansas (0.3%)
KS State Dev. Fin. Auth. Rev. Bonds (Lifespace
Cmnty's. Inc.), Ser. S, 5s, 5/15/30	A/F	1,455,000	1,444,218
			1,444,218

Kentucky (0.4%)
Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr.
Co.)
Ser. A, 6 1/4s, 6/1/39	BBB+	800,000	880,744
Ser. B, 5 5/8s, 9/1/39	BBB+	1,000,000	1,055,040
			1,935,784

Louisiana (2.0%)
Ernest N. Morial-New Orleans Exhibit Hall Auth.
Special Tax, AMBAC, 5s, 7/15/20	BBB	2,000,000	2,030,800
LA Rev. Bonds, Ser. A, AMBAC, 5 3/8s, 6/1/19	Aa1	2,000,000	2,126,200
LA Pub. Fac. Auth. Rev. Bonds (Entergy LA LLC), 5s,
6/1/30	A3	3,000,000	3,042,300
LA St. Gas & Fuels Tax Rev. Bonds, Ser. B, 5s, 5/1/32	Aa2	2,000,000	2,151,800
			9,351,100

Maryland (0.4%)
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (U.
of MD Med. Syst.), AMBAC, 5 1/4s, 7/1/28	A2	2,000,000	2,089,580
			2,089,580

Massachusetts (3.9%)
MA Edl. Fin. Auth. I Ser. A, 5 1/2s, 1/1/22	AA	1,000,000	1,089,220
MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.),
Ser. B, 5s, 1/1/37	A	1,000,000	1,026,560
MA State Dev. Fin. Agcy. Rev. Bonds
(Boston U.), Ser. V-1, 5s, 10/1/29	A2	2,000,000	2,122,420
(Brandeis U.), Ser. 0-2, 5s, 10/1/21	A1	2,000,000	2,250,720
(Emerson College), Ser. A, 5 1/2s, 1/1/30	A-	2,000,000	2,168,980
(Sabis Intl.), Ser. A, 6.8s, 4/15/22	BBB	700,000	763,616
(Suffolk U.), 5 1/8s, 7/1/40	Baa2	500,000	495,820
MA State Dev. Fin. Agcy. Solid Waste Disp. Mandatory
Put Bonds (12/1/10) (Dominion Energy Brayton), Ser. 1,
5 3/4s, 5/1/19	A-	1,000,000	1,091,120
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	500,000	550,415
(Care Group), Ser. B-2, NATL, 5 3/8s, 2/1/28	A	1,000,000	1,038,710
(Harvard U.), Ser. A, 5 1/2s, 11/15/36	Aaa	1,815,000	2,067,267
(Northeastern U.), Ser. A, 5s, 10/1/35	A2	1,650,000	1,715,324
(Suffolk U.), Ser. A, 6 1/4s, 7/1/30	Baa2	2,000,000	2,194,460
			18,574,632

Michigan (5.0%)
Detroit, Swr. Disp. Rev. Bonds, Ser. B, AGM, 7 1/2s,
7/1/33	AA+	1,000,000	1,212,340
Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM,
6 1/4s, 7/1/36	AA+	1,575,000	1,718,829
Kent, Hosp. Fin. Auth. Rev. Bonds (Spectrum Hlth.
Care), Ser. A, NATL, 5 1/2s, 1/15/17 (Prerefunded
7/15/11)	AA	500,000	522,570
MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	1,000,000	1,093,700

(Henry Ford Hlth.), Ser. A, 5 1/4s, 11/15/46	A1	1,250,000	1,249,975
(Henry Ford Hlth.), 5 1/4s, 11/15/24	A1	1,000,000	1,057,430
MI State Strategic Fund Rev. Bonds (Dow Chemical),
Ser. B-2, 6 1/4s, 6/1/14	BBB-	1,000,000	1,134,530
MI State Strategic Fund, Ltd. Mandatory Put Bonds (
9/1/11) (Detroit Edison Co.), AMBAC, 4.85s, 9/1/30	Baa1	3,500,000	3,607,205
MI State Strategic Fund, Ltd. Rev. Bonds (Detroit
Edison Co.), AMBAC, 7s, 5/1/21	A2	4,000,000	4,996,800
Midland Cnty., Bldg. Auth. G.O. Bonds, AGM, 5s, 10/1/25	AA+	1,000,000	1,067,910
Northern Michigan U. Rev. Bonds, Ser. A, AGM, 5s,
12/1/27	AA+	1,775,000	1,934,786
Wayne Charter Cnty., G.O. Bonds (Bldg. Impt.), Ser. A,
6 3/4s, 11/1/39	A2	500,000	529,510
Western MI U. Rev. Bonds, AGM, 5s, 11/15/28	AA+	3,500,000	3,737,405
			23,862,990

Minnesota (1.0%)
Minneapolis, Rev. Bonds (National Marrow Donor
Program), 4 7/8s, 8/1/25	BBB	1,350,000	1,354,847
Northfield, Hosp. Rev. Bonds, 5 3/8s, 11/1/26	BBB-	1,500,000	1,530,375
St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev.
Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A3	1,800,000	1,753,056
			4,638,278

Mississippi (0.7%)
Bus. Fin. Corp. Gulf Opportunity Zone Rev. Bonds,
Ser. A, 5s, 5/1/37	BBB+	1,750,000	1,792,700
MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser.
D-1, GNMA Coll., FNMA Coll., 6.1s, 6/1/38	Aaa	1,555,000	1,684,236
			3,476,936

Missouri (2.3%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 3/4s,
6/1/39	A+	1,150,000	1,210,329
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Washington U. (The)), Ser. A, 5 3/8s, 3/15/39	Aaa	2,000,000	2,202,000
MO State Hlth. & Edl. Fac. Auth. VRDN (Washington U.
(The))
Ser. C, 0.27s, 9/1/30	VMIG1	2,500,000	2,500,000
Ser. A, 0.27s, 9/1/30	VMIG1	2,400,000	2,400,000
Ser. B, 0.27s, 9/1/30	VMIG1	1,900,000	1,900,000
Ser. D, 0.27s, 9/1/30	VMIG1	900,000	900,000
			11,112,329

New Hampshire (0.8%)
NH Hlth. & Ed. Fac. Auth. VRDN (Dartmouth College),
Ser. A, 0.24s, 6/1/31	VMIG1	2,390,000	2,390,000
NH State Bus. Fin. Auth. Rev. Bonds (Elliot Hosp.
Oblig. Group), Ser. A, 6s, 10/1/27	Baa1	1,300,000	1,367,665
			3,757,665

New Jersey (1.4%)
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds (St. Peter's
U. Hosp.), 5 3/4s, 7/1/37	Baa3	2,500,000	2,543,125
NJ State Higher Ed. Assistance Auth. Rev. Bonds
(Student Loan), Ser. A, 5 5/8s, 6/1/30	AA	1,000,000	1,058,850
NJ State Tpk. Auth. Rev. Bonds, Ser. A, AMBAC, 5s,
1/1/30	A+	3,000,000	3,091,680
			6,693,655

New York (4.7%)
Erie Cnty., Indl. Dev. Agcy. School Fac. Rev. Bonds
(City School Dist. Buffalo), Ser. A, AGM
5 3/4s, 5/1/28	AA+	2,275,000	2,606,650
5 3/4s, 5/1/27	AA+	6,590,000	7,611,714
NY City, G.O. Bonds, Ser. H-1, 5s, 3/1/18	Aa2	1,500,000	1,759,485
NY State Dorm. Auth. Rev. Bonds (Brooklyn Law School),
Ser. B, SGI
5 3/8s, 7/1/22	Baa1	2,270,000	2,394,283
5 3/8s, 7/1/20	Baa1	2,215,000	2,347,324
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
(Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	2,000,000	2,298,820
Sales Tax Asset Receivable Corp. Rev. Bonds, Ser. A,
AMBAC, 5s, 10/15/29	AAA	2,000,000	2,133,320
Syracuse, Indl. Dev. Agcy. School Fac. Rev. Bonds
(Syracuse City School Dist.), Ser. A, AGM, 5s, 5/1/25	AA+	1,000,000	1,098,820
			22,250,416

North Carolina (1.3%)
NC Cap. Fin. Agcy. Edl. Fac. Rev. Bonds (Meredith
College), 6s, 6/1/31	BBB	500,000	531,195
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. A, 5 1/2s, 1/1/26	A-	1,500,000	1,697,640
Ser. B, 5s, 1/1/26	A-	2,000,000	2,193,420
U. of NC Syst. Pool Rev. Bonds, Ser. C, 5 3/8s, 10/1/29	A2	1,500,000	1,622,880
			6,045,135

Ohio (6.7%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds,

Ser. A-2
5 7/8s, 6/1/30	BBB	5,890,000	4,947,070
5 3/4s, 6/1/34	BBB	500,000	399,220
5 3/8s, 6/1/24	BBB	4,200,000	3,753,414
5 1/8s, 6/1/24	BBB	1,740,000	1,516,306
Erie Cnty., Hosp. Fac. Rev. Bonds (Firelands Regl.
Med. Ctr.), Ser. A, 5 1/2s, 8/15/22	A-	3,150,000	3,228,813
Lorain Cnty., Hosp. Rev. Bonds (Catholic), Ser. C-2,
AGM, 5s, 4/1/24	AA+	2,000,000	2,104,840
Morley Library Dist. G.O. Bonds (Lake Cnty. Dist.
Library), AMBAC, 5 1/4s, 12/1/19	Aa3	1,535,000	1,597,734
OH Hsg. Fin. Agcy. Rev. Bonds (Single Fam. Mtge.),
Ser. 1, 5s, 11/1/28	Aaa	800,000	875,136
OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds, Ser.
85-A, FGIC, FHA Insd., zero %, 1/15/15 (Escrowed to
maturity)	AAA/P	25,000	19,412
OH State Air Quality Dev. Auth. FRB (Columbus Southern
Pwr. Co.), Ser. B, 5.8s, 12/1/38	A3	2,000,000	2,148,740
OH State Air Quality Dev. Auth. Rev. Bonds
(First Energy), Ser. A, 5.7s, 2/1/14	Baa1	2,800,000	3,102,372
(Valley Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3	750,000	820,568
OH State U. Rev. Bonds, Ser. D, 5s, 12/1/30	Aa1	3,295,000	3,771,423
U. of Akron Rev. Bonds, Ser. B, AGM, 5 1/4s, 1/1/26	AA+	3,375,000	3,694,613
			31,979,661

Oklahoma (0.3%)
Tulsa, Arpt. Impt. Trust Rev. Bonds, Ser. A, 5 3/8s,
6/1/24	A3	1,300,000	1,350,895
			1,350,895

Oregon (0.2%)
OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39	A2	750,000	822,045
			822,045

Pennsylvania (7.2%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (U.
of Pittsburgh Med.), 5 5/8s, 8/15/39	Aa3	3,000,000	3,240,150
Berks Cnty., Muni. Auth. Rev. Bonds (Reading Hosp. &
Med. Ctr.), Ser. A-3, 5 1/2s, 11/1/31	AA	3,000,000	3,252,210
Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds
(Pinnacle Hlth. Syst.), Ser. A, 6s, 6/1/29	A2	2,500,000	2,686,974
Erie Cnty., Indl. Dev. Poll. Control Rev. Bonds (Intl.
Paper), Ser. A, 5.3s, 4/1/12	BBB	500,000	524,625
Franklin Cnty., Indl. Dev. Auth. Rev. Bonds
(Chambersburg Hosp.), 5 3/8s, 7/1/42	A2	1,000,000	1,023,770
Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds
(Susquehanna Hlth. Syst.), Ser. A, 5 3/8s, 7/1/23	BBB+	3,000,000	3,157,800
Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med.
Ctr.), 5s, 1/1/27	A-	950,000	953,135
Montgomery Cnty., Indl. Dev. Auth. Retirement Cmnty.
Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-1,
5 1/4s, 11/15/16	BBB+	1,100,000	1,192,048
PA Econ. Dev. Fin. Auth. Poll. Control Rev. Bonds (PPL
Elec. Util. Corp ), 4s, 10/1/23	A3	2,500,000	2,465,200
PA Econ. Dev. Fin. Auth. Wtr. Fac. Rev. Bonds
(American Wtr. Co.), 6.2s, 4/1/39	A2	1,900,000	2,105,770
PA Hsg. Fin. Agcy. Rev. Bonds (Single Fam. Mtge.),
Ser. 110B, 4 3/4s, 10/1/39	AA+	1,500,000	1,476,750
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Edinboro U. Foundation), 6s, 7/1/43	Baa3	500,000	515,850
(Saint Joseph's U.), Ser. A, 5s, 11/1/40	A-	3,000,000	3,071,100
PA State Higher Edl. Fac. Auth. Student Hsg. Rev.
Bonds (East Stroudsburg U.), 5s, 7/1/31	Baa3	2,760,000	2,756,274
Philadelphia, Gas Wks. Rev. Bonds, Ser. 9, 5 1/4s,
8/1/40	BBB+	1,400,000	1,422,302
Pittsburgh & Allegheny Cnty., Passports & Exhib. Auth.
Hotel Rev. Bonds, AGM, 5s, 2/1/35	AA+	1,225,000	1,254,339
Wilkes-Barre, Fin. Auth. Rev. Bonds (U. of Scranton),
5s, 11/1/40	A	3,000,000	3,083,160
			34,181,457

Puerto Rico (3.5%)
Cmnwlth. of PR, G.O. Bonds, Ser. C-7, NATL, 6s, 7/1/27	A	1,500,000	1,636,215
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A, 6s, 7/1/38	Baa1	2,890,000	3,134,955
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. XX,
5 1/4s, 7/1/40	A3	2,250,000	2,346,840
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser.
N, 5 1/2s, 7/1/21	A3	1,000,000	1,092,740
Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax
Bonds, Ser. C, FGIC, 5 1/2s, 7/1/19	A3	865,000	957,140
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds,
Ser. A, 6s, 8/1/42	A1	7,000,000	7,709,030
			16,876,920

South Carolina (0.4%)
Florence Cnty., Hosp. Rev. Bonds (McLeod Regl. Med.
Ctr.), Ser. A, 5s, 11/1/37	A+	2,000,000	2,014,080
			2,014,080

South Dakota (0.3%)
SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtge.),

Ser. J, 4.6s, 5/1/19	AAA	1,250,000	1,297,988
			1,297,988

Tennessee (0.4%)
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(Mountain States Hlth. Alliance), 6s, 7/1/38	Baa1	1,850,000	1,939,651
			1,939,651

Texas (7.9%)
Dallas Cnty., Util. & Reclamation Dist. G.O. Bonds,
Ser. B, AMBAC, 5 3/8s, 2/15/29	A3	2,500,000	2,539,050
Dallas, Indpt. School Dist. G.O. Bonds (School Bldg.),
PSFG, 6s, 2/15/27	Aaa	2,500,000	2,926,650
Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (Texas
Med. Ctr.), Ser. B-1, 0.27s, 9/1/31	VMIG1	9,055,000	9,055,000
Hays Cnty., G.O. Bonds, AGM, 5s, 8/15/24	Aa2	1,190,000	1,270,956
Houston, Arpt. Syst. Rev. Bonds, AGM, 5s, 7/1/21	AA+	5,280,000	5,423,721
La Joya, Indpt. School Dist. G.O. Bonds (School
Bldg.), PSFG, 5s, 2/15/30	Aaa	2,500,000	2,704,050
Laredo, I S D Pub. Fac. Corp. Rev. Bonds, Ser. C,
AMBAC, 5s, 8/1/29	A	1,000,000	1,005,810
Mansfield, Indpt. School Dist. G.O. Bonds, PSFG, 5s,
2/15/27	Aaa	2,000,000	2,147,920
Matagorda Cnty., Poll. Control Rev. Bonds (Cent Pwr. &
Light Co.), Ser. A, 6.3s, 11/1/29	Baa2	600,000	672,894
Mission Cons., Indpt. School Dist. G.O. Bonds, PSFG,
5s, 2/15/23	Aaa	1,000,000	1,086,810
North TX Thruway Auth. Rev. Bonds,
Ser. A, NATL, 5 1/8s, 1/1/28	A2	1,500,000	1,565,160
(First Tier), Ser. A, 6 1/4s, 1/1/24	A2	3,500,000	4,040,854
Pharr, San Juan - Alamo, Indpt. School Dist. G.O.
Bonds (School Bldg.), PSFG, 5s, 2/1/30	Aaa	2,000,000	2,170,400
TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds,
Ser. A, 5 1/4s, 12/15/24	A2	1,000,000	1,031,190
			37,640,465

Utah (1.2%)
Intermountain Pwr. Agcy. Rev. Bonds, Ser. A, NATL,
U.S. Govt. Coll., 6.15s, 7/1/14 (Escrowed to maturity)	A+	5,435,000	5,805,504
			5,805,504

Virginia (0.4%)
Chesterfield Cnty., Econ. Dev. Auth. Poll. Control
Rev. Bonds (VA Elec. & Pwr.), Ser. A, 5s, 5/1/23	A-	1,575,000	1,730,672
			1,730,672

Washington (2.9%)
WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth
U.), 5 1/8s, 10/1/24	Baa1	2,500,000	2,628,550
WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39	Baa2	1,000,000	1,092,790
Ser. B, NATL, 5s, 2/15/27	A	2,415,000	2,344,120
WA State Pub. Pwr. Supply Syst. Rev. Bonds (Nuclear
No. 3), Ser. B, NATL, 7 1/8s, 7/1/16	Aaa	6,000,000	7,674,900
			13,740,360

West Virginia (1.2%)
Econ. Dev. Auth. Lease Rev. Bonds (Correctional
Juvenile Safety), Ser. A, NATL, 5s, 6/1/29	Aa2	5,000,000	5,144,800
WV Econ. Dev. Auth. Solid Waste Disp. Fac. Rev. Bonds
(Appalachian Pwr. Co.), Ser. A, 5 3/8s, 12/1/38	Baa2	500,000	512,730
			5,657,530

Wisconsin (0.8%)
WI State Rev. Bonds, Ser. A, 6s, 5/1/27	Aa3	2,000,000	2,351,800
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Prohealth
Care, Inc.), 6 5/8s, 2/15/39	A1	1,250,000	1,381,800
			3,733,600

Wyoming (0.4%)
Sweetwater Cnty., Poll. Control Rev. Bonds (Idaho
Power Co.), 5 1/4s, 7/15/26	A2	1,800,000	1,963,836
			1,963,836

TOTAL INVESTMENTS

Total investments (cost $438,152,862)(b)			$470,321,465

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2010 through October 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $475,502,901.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $438,179,337, resulting in gross unrealized appreciation and depreciation of $33,497,319 and $1,355,191, respectively, or net unrealized appreciation of $32,142,128.

The rates shown on FRB, Mandatory Put Bonds and VRDN are the current interest rates at the close of the reporting period.

The dates shown parenthetically on Mandatory Put Bonds represents the next mandatory put dates.

The dates shown parenthetically on prerefunded bonds represents the next prerefunding dates.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

Healthcare	17.80%
Utilities	17.5
Local Government	15.5
Education	14.2

The fund had the following insurance concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

NATL	15.80%
AGM	12.3
AMBAC	11.4

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2. Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	--	470,321,465	--

Totals by level	$--	$470,321,465	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: December 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: December 29, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 29, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2011

Date of reporting period: October 31, 2010

Item 1. Schedule of Investments:

Putnam Tax-Free High Yield Fund

The fund's portfolio
10/31/10 (Unaudited)

Key to holding's abbreviations
AGM -- Assured Guaranty Municipal Corporation
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificates of Participation
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FRN -- Floating Rate Notes
G.O. Bonds -- General Obligation Bonds
GNMA Coll. -- Government National Mortgage Association Collateralized
NATL -- National Public Finance Guarantee Corp.
Radian Insd. -- Radian Group Insured
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (94.6%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.5%)
Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman
Regl. Med. Ctr.), Ser. A, 7s, 2/1/36	Baa3	$6,000,000	$6,376,980
Mobile, Special Care Fac. Fin. Auth. VRDN (Infirmary
Hlth. Syst.), Ser. A, 0.26s, 2/1/40	VMIG1	2,400,000	2,400,000
Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity
Zone Intl. Paper Co.), Ser. A
6 1/4s, 11/1/33	BBB	3,000,000	3,237,420
5.8s, 5/1/34	BBB	1,750,000	1,835,908
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A
6s, 8/1/35	B/P	750,000	658,313
6s, 8/1/25	B/P	1,700,000	1,575,900
			16,084,521

Arizona (3.6%)
Calhoun Cnty., Sales & Use Tax Rev. Bonds
(Georgia-Pacific Corp.), 6 3/8s, 11/1/26	Ba3	2,000,000	2,012,040
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A
7 5/8s, 12/1/29	B+/P	7,300,000	7,400,594
7 1/4s, 12/1/19	B+/P	500,000	515,545
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds
(Sierra Vista Cmnty. Hosp.), 6.45s, 12/1/17	BBB+/P	1,900,000	2,001,707
(Sierra Vista Regl. Hlth. Ctr.), 7 3/4s, 12/1/30	BBB+/P	3,015,000	3,139,791
(Sierra Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BBB+/P	885,000	968,925
Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec.
Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa3	4,000,000	4,004,080
Glendale, Indl. Dev. Auth. Rev. Bonds (John C. Lincoln
Hlth.), 5s, 12/1/42	BBB	1,000,000	942,190
Maricopa Cnty., Poll. Control Rev. Bonds (El Paso
Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2	4,800,000	5,596,031
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds (Career
Success Schools), 7 1/8s, 1/1/45	BBB-	500,000	510,880
Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr. Co.), Ser. A, 6 3/8s, 9/1/29	Baa3	2,500,000	2,592,774
(Tucson Elec. Pwr. Co.), 5 3/4s, 9/1/29	Baa3	1,000,000	1,042,540
(Tucson Elec. Pwr. Co.), Ser. A, 5 1/4s, 10/1/40	Baa3	3,500,000	3,515,925
(Horizon Cmnty. Learning Ctr.), 5 1/4s, 6/1/35	BBB	1,395,000	1,228,842
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	2,450,000	2,221,391
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5s, 12/1/37	A	1,430,000	1,362,703
			39,055,958

Arkansas (0.3%)
Arkadelphia, Pub. Ed. Fac. Board Rev. Bonds (Ouachita
Baptist U.), 6s, 3/1/33	BBB-/P	2,000,000	2,071,660
Little River Cnty., Rev. Bonds (Georgia-Pacific
Corp.), 5.6s, 10/1/26	Ba3	1,290,000	1,267,295
			3,338,955

California (9.8%)
CA Rev. Bonds (Catholic Hlth. Care West), Ser. A, 6s,
7/1/39	A2	5,000,000	5,384,000
CA Edl. Fac. Auth. Rev. Bonds (Claremont Graduate U.),
Ser. A, 5s, 3/1/42	A3	1,580,000	1,583,285
CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA)
5 1/4s, 2/1/46	Baa2	7,000,000	6,573,350
5 1/4s, 2/1/37	Baa2	3,205,000	3,085,486
CA Poll. Control Fin. Auth. Solid Waste Disp. Rev.
Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	5,500,000	5,689,805
CA State G.O. Bonds
5.6s, 3/1/36	A1	5,100,000	5,466,944
5 1/2s, 3/1/40	A1	5,750,000	6,102,705
CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 5/8s, 11/1/34	A2	3,750,000	4,135,688
Ser. A-1, 6s, 3/1/35	A2	2,000,000	2,130,600

CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds (Front
Porch Cmntys. & Svcs.), Ser. A, 5 1/8s, 4/1/37	BBB	3,300,000	3,059,331
CA Statewide Cmnty. Dev. Auth. Special Tax Rev. Bonds
(Citrus Garden Apt. Project - D1), 5 1/4s, 7/1/22	BBB	1,000,000	1,002,560
CA Statewide Cmnty., Dev. Auth. Rev. Bonds

(Thomas Jefferson School of Law), Ser. A, 7 1/4s,
10/1/38	BB+	2,025,000	2,182,343
(American Baptist Homes West), 6 1/4s, 10/1/39	BBB-	2,500,000	2,558,074
(Irvine LLC-UCI East Campus), 6s, 5/15/40	Baa2	6,000,000	6,280,680
(Sr. Living-Presbyterian Homes), Ser. A, 4 7/8s,
11/15/36	BBB	1,000,000	897,480
Cathedral City, Impt. Board Act of 1915 Special Assmt.
Bonds (Cove Impt. Dist.), Ser. 04-02
5.05s, 9/2/35	BBB-/P	1,790,000	1,546,936
5s, 9/2/30	BBB-/P	1,695,000	1,540,026
Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 07-1 Otay Ranch Village Eleven), 5.8s, 9/1/28	BB+/P	1,890,000	1,892,381
(No. 07-I Otay Ranch Village Eleven), 5.1s, 9/1/26	BB+/P	355,000	339,369
Foothill/Eastern Corridor Agcy. Rev. Bonds
(Toll Road), 5.85s, 1/15/23	Baa3	1,500,000	1,541,895
(CA Toll Roads), 5 3/4s, 1/15/40	Baa3	3,200,000	3,163,967
zero %, 1/15/38	Baa3	9,000,000	1,396,080
zero %, 1/15/37	Baa3	5,000,000	832,700
zero %, 1/15/30	Baa3	6,000,000	1,699,200
Irvine, Impt. Board Act of 1915 Special Assmt.Bonds
(Dist. No. 03-19)
5s, 9/2/29	B/P	1,775,000	1,558,006
5s, 9/2/25	B/P	1,350,000	1,232,145
Irvine, Impt. Board Act of 1915 Ltd. Oblig. Special
Assmt. Bonds (No. 03-19 Group 4), 5s, 9/2/29	BB-/P	700,000	643,811
M-S-R Energy Auth. Rev. Bonds
Ser. A, 6 1/2s, 11/1/39	A	1,250,000	1,468,825
Ser. B, 6 1/2s, 11/1/39	A	2,000,000	2,350,120
North Natomas, Cmnty. Fac. Special Tax Bonds
(Dist. No. 4), Ser. D, 5s, 9/1/33	BBB-/P	345,000	303,942
Ser. D, 5s, 9/1/26	BBB-/P	1,090,000	1,020,218
Oakley, Pub. Fin. Auth. Rev. Bonds, 5 7/8s, 9/2/24	BBB-/P	1,345,000	1,314,415
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB-/P	2,875,000	2,795,103
Sacramento, Special Tax Rev. Bonds (North Natomas
Cmnty. Fac.)
Ser. 01-03, 6s, 9/1/28	BBB/P	700,000	704,711
Ser. 97-01, 5.1s, 9/1/35	BB+/P	2,895,000	2,547,021
Ser. 97-01, 5s, 9/1/29	BB+/P	1,355,000	1,255,096
San Diego, Unified School Dist. G.O. Bonds
Ser. C, zero %, 7/1/47	Aa1	10,000,000	1,029,000
Ser. C, zero %, 7/1/46	Aa1	10,000,000	1,094,800
(Election of 2008), Ser. C, zero %, 7/1/40	Aa1	5,000,000	803,400
San Francisco City & Cnty. Redev. Agcy. Cmnty. Fac.
Dist. Special Tax (No. 6 Mission Bay South), Ser. A,
5.15s, 8/1/35	BB/P	1,000,000	871,220
San Francisco, City & Cnty. Redev. Fin. Auth. Tax
Alloc. Bonds (Mission Bay South Redev.), Ser. D,
6 1/2s, 8/1/31	BBB	500,000	540,050
San Joaquin Hills, Trans. Corridor Agcy. Toll Rd. Rev.
Bonds, Ser. A, 5 1/2s, 1/15/28	Ba2	1,500,000	1,404,795
Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev.
Bonds (Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BBB/P	5,950,000	5,961,127
Selma, Unified School Dist. G.O. Bonds (Election
of 2006), Ser. C, AGO, zero %, 8/1/37	AAA	2,400,000	427,080
Southern CA Pub. Pwr. Auth. Rev. Bonds (Natural Gas),
Ser. A, 5 1/4s, 11/1/21	A	1,500,000	1,574,145
Sunnyvale, Special Tax Rev. Bonds (Cmnty. Fac. Dist.
No. 1), 7 3/4s, 8/1/32	B+/P	3,780,000	3,804,493
Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev.
Bonds (Marketplace 94-1), zero %, 9/1/14	B+/P	3,700,000	2,749,840
			107,538,248

Colorado (1.9%)
CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	1,550,000	1,498,168
(Christian Living Cmntys.), Ser. A, 9s, 1/1/34	BB-/P	750,000	807,045
(Evangelical Lutheran), 5.9s, 10/1/27	A3	5,000,000	5,094,450
(Evangelical Lutheran), Ser. A, 6 1/8s, 6/1/38	A3	4,810,000	4,959,638
(Total Longterm Care National), Ser. A, 6 1/4s,
11/15/40	BBB-/F	800,000	823,392
(Valley View Assn.), 5 1/4s, 5/15/42	BBB	3,025,000	2,929,864
(Valley View Assn.), 5 1/8s, 5/15/37	BBB	1,000,000	971,040
CO Pub. Hwy. Auth. Rev. Bonds (E-470)
zero %, 9/1/41	Baa2	1,000,000	125,390
Ser. A, NATL, zero %, 9/1/34	A	12,000,000	2,394,360
CO Springs, Hosp. Rev. Bonds, 6 3/8s, 12/15/30	A3	755,000	764,037
Denver, City & Cnty. Special Fac. Arpt. Rev. Bonds
(United Airlines), Ser. A, 5 1/4s, 10/1/32	B	675,000	603,869

			20,971,253

Connecticut (0.7%)
CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care
Rev. Bonds (Elim Street Park Baptist, Inc.), 5.85s,
12/1/33	BBB+	1,735,000	1,692,041
CT State Dev. Auth. Poll. Control Rev. Bonds (Western
MA Electric Co.), Ser. A, 5.85s, 9/1/28	Baa2	3,250,000	3,284,514
Hamden, Fac. Rev. Bonds (Whitney Ctr.), Ser. A,
7 3/4s, 1/1/43	BB/P	2,800,000	3,002,132
			7,978,687

Delaware (0.7%)
DE St. Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.4s, 2/1/31	BBB+	1,700,000	1,789,334

(Indian River Pwr.), 5 3/8s, 10/1/45	Baa3	6,200,000	6,211,470
			8,000,804

District of Columbia (1.2%)
DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A,
zero %, 6/15/46	BB-/F	94,730,000	3,581,741
Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev.
Bonds
(2nd Sr. Lien), Ser. B, zero %, 10/1/40	Baa1	995,000	156,076
(2nd Sr. Lien), Ser. B, zero %, 10/1/39	Baa1	10,000,000	1,673,500
(2nd Sr. Lien), Ser. B, zero %, 10/1/38	Baa1	20,000,000	3,570,000
(2nd Sr. Lien), Ser. B, zero %, 10/1/37	Baa1	15,200,000	2,893,623
(Metrorail), Ser. A, zero %, 10/1/37	Baa1	8,300,000	1,515,414
			13,390,354

Florida (4.5%)
Aberdeen, Cmnty. Dev. Dist. Special Assmt. Bonds, Ser.
1, 3.518s, 11/1/15	D/P	1,175,000	624,372
Cap. Region Cmnty., Dev. Dist. Special Assmt. Bonds,
Ser. A, 7s, 5/1/39	BB-/P	990,000	990,050
Escambia Cnty., Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5s, 8/1/26	BBB	1,500,000	1,475,804
Fishhawk, Cmnty. Dev. Dist. II Rev. Bonds, Ser. B,
5 1/8s, 11/1/14	B-/P	530,000	525,855
Heritage Harbour Marketplace Cmnty., Dev. Dist.
Special Assmt., 5.6s, 5/1/36	B/P	2,395,000	1,957,601
Jacksonville, Econ. Dev. Comm. Hlth. Care Fac. Rev.
Bonds (Proton Therapy Inst.), Class A, 6s, 9/1/17	B/P	1,045,000	1,109,696
Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds
(Gerdau Ameristeel US, Inc.), 5.3s, 5/1/37	BBB-	5,250,000	4,657,695
Lakeland, Retirement Cmnty. Rev. Bonds (1st Mtge. -
Carpenters), 6 3/8s, 1/1/43	BBB-/F	1,820,000	1,746,727
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Shell Pt./Alliance Oblig. Group), 5 1/8s, 11/15/36	BB	4,925,000	4,250,816
(Shell Pt./Alliance), 5s, 11/15/32	BB	3,210,000	2,788,591
Main St. Cmnty., Dev. Dist. Special Assmt. Bonds,
Ser. A, 6.8s, 5/1/38	BB-/P	730,000	623,223
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A, 6.7s, 11/15/19	Ba1	2,000,000	2,054,000
Miami-Dade Cnty., Aviation Rev. Bonds (Miami Intl.
Arpt.), Ser. A-1, 5 3/8s, 10/1/41	A2	1,000,000	1,028,980
Middle Village Cmnty. Dev. Dist. Special Assmt.,
Ser. A, 6s, 5/1/35	BB/P	2,000,000	1,932,840
Myrtle Creek, Impt. Dist. Special Assmt. Bonds,
Ser. A, 5.2s, 5/1/37	BB-/P	2,125,000	1,497,318
Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds,
5.7s, 5/1/37	B+/P	2,590,000	1,560,216
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
1.919s, 5/1/36 (In default) (NON)	D/P	4,030,000	2,201,387
Sarasota Cnty., Hlth. Fac. Auth. Retirement Fac. Rev.
Bonds (Village On The Isle), 5 1/2s, 1/1/27	BBB/F	1,850,000	1,779,016
Six Mile Creek, Cmnty. Dev. Dist. Special Assmt.,
5 7/8s, 5/1/38	CCC/P	2,000,000	650,000
South Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B-1,
5 1/8s, 11/1/11 (In default) (NON)	D/P	2,035,000	671,550
South Village, Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
5.7s, 5/1/35	B/P	2,815,000	2,114,769
Tampa Bay, Cmnty. Dev. Dist. Special Assmt. Bonds (New
Port), Ser. A, 5 7/8s, 5/1/38 (In default) (NON)	D/P	1,880,000	601,600

Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds
(Split Pine Cmnty. Dev. Dist.), Ser. A, 5 1/4s, 5/1/39	B-/P	4,680,000	3,185,675
6.55s, 5/1/27	B-/P	1,300,000	979,004
5.4s, 5/1/37	BB-/P	3,310,000	2,662,200
Town Ctr. at Palm Coast, Cmnty. Dev. Dist. Special
Assmt., 6s, 5/1/36	B/P	1,890,000	1,323,944
Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap.
Impt.), Ser. A, 6 5/8s, 5/1/33	BB/P	885,000	886,761
Verano Ctr. Cmnty. Dev. Dist. Special Assmt. Bonds
(Cmnty. Infrastructure), Ser. A, 5 3/8s, 5/1/37	B-/P	985,000	623,278
Village Cmnty. Dev. Dist. No. 8 Special Assmt. Bonds
(Dist. No. 8 Phase II), 6 1/8s, 5/1/39	BB-/P	1,000,000	1,030,090
Wentworth Estates, Cmnty. Dev. Dist. Special Assmt.
Bonds, Ser. A, 5 5/8s, 5/1/37 (In default) (NON)	D/P	1,940,000	727,500
World Commerce Cmnty. Dev. Dist. Special Assmt.,
Ser. A-1
6 1/2s, 5/1/36 (In default) (NON)	D/P	1,950,000	659,471
6 1/4s, 5/1/22 (In default) (NON)	D/P	1,665,000	586,130
			49,506,159

Georgia (2.6%)
Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s,
11/1/39	A1	5,000,000	5,665,100
Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds
(Delta Airlines), Ser. B, 9s, 6/1/35	CCC+	4,000,000	4,380,240
Effingham Cnty., Indl. Dev. Auth. Rev. Bonds
(Georgia-Pacific Corp.), 6 1/2s, 6/1/31	Ba3	3,400,000	3,439,780
Fulton Cnty., Res. Care Fac. Rev. Bonds
(Canterbury Court), Class A, 6 1/8s, 2/15/34	BB-/P	1,800,000	1,684,620
(First Mtge. Lenbrook), Ser. A, 5 1/8s, 7/1/42	B/P	1,000,000	667,220
(First Mtge. Lenbrook), Ser. A, 5s, 7/1/17	B/P	2,240,000	2,061,606
Gainesville & Hall Cnty., Devauth Retirement Cmnty.
Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-2,
6 5/8s, 11/15/39	BBB+	1,200,000	1,256,796
Main St. Natural Gas, Inc. Rev. Bonds (GA Gas),
Ser. A, 5 1/2s, 9/15/21	A+	1,255,000	1,341,808

Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U.,
Inc.), 7s, 6/15/39	Ba3	4,150,000	4,181,125
Med. Ctr. Hosp. Auth. Rev. Bonds (Spring Harbor Green
Island), 5 1/4s, 7/1/27	B+/P	3,050,000	2,722,247
Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper),
Ser. A, 6 1/8s, 1/1/34	B+/P	1,400,000	1,411,634
			28,812,176

Guam (0.1%)
Territory of GU, Dept. of Ed. COP (John F. Kennedy
High School), Ser. A, 6 7/8s, 12/1/40	B	500,000	521,935
Territory of Guam Rev. Bonds, Ser. A, 5 3/8s, 12/1/24	BBB-	1,000,000	1,066,120
			1,588,055

Hawaii (0.5%)
HI State Dept. Budget & Fin. Rev. Bonds
(Craigside), Ser. A, 9s, 11/15/44	B/P	1,350,000	1,564,799
(Hawaiian Elec. Co. - Subsidary), 6 1/2s, 7/1/39	Baa1	3,500,000	3,917,305
			5,482,104

Illinois (3.8%)
Chicago, Special Assmt. Bonds (Lake Shore East),
6 3/4s, 12/1/32	BB/P	3,250,000	3,155,555
Du Page Cnty., Special Svc. Area No. 31 Special Tax
Bonds (Monarch Landing), 5 5/8s, 3/1/36	CCC/P	900,000	732,276
IL Fin. Auth. Rev. Bonds
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa1	2,000,000	1,950,380
(IL Rush U. Med Ctr.), Ser. C, 6 5/8s, 11/1/39	A3	1,425,000	1,555,858
(Landing At Plymouth Place), Ser. A, 6s, 5/15/25	B+/P	1,550,000	1,447,436
(Navistar Intl. Recvy. Zone), 6 1/2s, 10/15/40	BB-	2,500,000	2,607,750
(Provena Hlth.), Ser. A, 7 3/4s, 8/15/34	Baa1	3,500,000	4,100,950
(Roosevelt U.), 6 1/2s, 4/1/39	Baa2	4,000,000	4,319,480
(Roosevelt U.), 6 1/2s, 4/1/44	Baa2	245,000	263,669
(Rush U. Med. Ctr.), Ser. A, 7 1/4s, 11/1/38	A3	2,150,000	2,427,801
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44	BBB	5,250,000	5,897,167
IL Fin. Auth. Solid Waste Disposal (Waste Mgmt.,
Inc.), Ser. A, 5.05s, 8/1/29	BBB	5,045,000	5,073,252
IL Hlth. Fac. Auth. Rev. Bonds
(Cmnty. Rehab. Providers Fac.), 8 1/4s, 8/1/12	CCC/P	123,112	105,069
(Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s, 7/1/20	CCC/P	588,871	469,937
(St. Benedict), Ser. 03A-1, 6.9s, 11/15/33
(In default) (NON)	D/P	1,000,000	300,000
(Elmhurst Memorial Hlth. Care), 5 5/8s, 1/1/28	Baa1	6,000,000	5,976,600
Metro. Pier & Exposition Auth. Dedicated State Tax
Rev. Bonds (McCormick), Ser. B, AGM, zero %, 6/15/43	AAA	13,500,000	1,831,005
			42,214,185

Indiana (0.4%)
Anderson, Econ. Dev. Rev. Bonds (Anderson U.), 5s,
10/1/32	BBB-/F	2,450,000	2,358,345
IN State Fin. Auth. Rev. Bonds (U.S. Steel Corp.), 6s,
12/1/26	Ba2	2,000,000	2,144,200
			4,502,545

Iowa (2.1%)
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives)
9 1/4s, 7/1/25 (Prerefunded 7/1/11)	AAA	12,610,000	13,594,211
Ser. A, 5 1/4s, 7/1/18	BB+	2,500,000	2,372,725
Ser. A, 5 1/2s, 7/1/25	BB+	3,185,000	2,940,296
Ser. A, 5s, 7/1/20	BB+	1,700,000	1,542,869
IA Fin. Auth. Retirement Cmnty. Rev. Bonds (Friendship
Haven), Ser. A, 6s, 11/15/24	BB/P	300,000	300,039
Marion Hlth. Care Fac. Rev. Bonds (First Mtge.), Ser.
IA, 6 1/2s, 1/1/29	CCC	45,000	45,426
Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C,
5 3/8s, 6/1/38	BBB	3,000,000	2,502,930
			23,298,496

Kansas (0.6%)
Lenexa, Hlth. Care Fac. Rev. Bonds
(LakeView Village), 7 1/4s, 5/15/39	BB+/P	1,500,000	1,573,755
5 1/2s, 5/15/39	BB+/P	2,500,000	2,126,050
5 3/8s, 5/15/27	BB+/P	3,400,000	3,073,260
			6,773,065

Kentucky (0.8%)
KY Econ. Dev. Fin. Auth. Rev. Bonds (First Mtge.),
Ser. IA, 8s, 1/1/29	B+/P	247,000	249,337
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A, 6 5/8s, 10/1/28	A-/F	1,365,000	1,380,943
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst.
Rev. Bonds (Norton Hlth. Care, Inc.), 5s, 10/1/30	A-	4,000,000	3,984,840
Louisville/Jefferson Cnty., Metro. Govt. College Rev.
Bonds (Bellarmine U.), Ser. A, 6s, 5/1/38	Baa2	855,000	888,944
Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr.
Co.), Ser. A, 6 1/4s, 6/1/39	BBB+	2,000,000	2,201,860
			8,705,924

Louisiana (1.1%)

LA Hlth. Ed. Auth. Rev. Bonds (Lambeth House), Ser. A,
6.2s, 1/1/28	B+/P	3,000,000	2,975,010
Rapides, Fin. Auth. FRB (Cleco Pwr.), AMBAC, 4.7s,
11/1/36	Baa2	2,250,000	2,054,745
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 01-B,
5 7/8s, 5/15/39	BBB	5,350,000	5,393,817
W. Feliciana Parish, Poll. Control Rev. Bonds (Entergy
Gulf States), Ser. B, 6.6s, 9/1/28	Baa2	2,170,000	2,170,000
			12,593,572

Maine (0.5%)
Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade
Corp.), 6 7/8s, 10/1/26	B2	5,000,000	5,035,450
			5,035,450

Maryland (1.3%)
MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac
Electric Power Co.), 6.2s, 9/1/22	A	1,700,000	2,016,846
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (WA
Cnty. Hosp.), 6s, 1/1/43	BBB-	4,760,000	4,930,218
MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds
(Our Lady of Good Counsel School), Ser. A, 6s, 5/1/35	BB-/P	600,000	601,632
Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran
Village), Ser. A
6 1/4s, 5/1/34	BB/P	4,800,000	4,296,768
6s, 5/1/24	BB/P	2,000,000	1,866,820
			13,712,284

Massachusetts (6.7%)
MA Dev. Fin. Agcy. Sr. Living Fac. Rev. Bonds
(Groves-Lincoln), Ser. A, 7 3/4s, 6/1/39	BB-/P	2,000,000	2,143,260
MA State Dev. Fin. Agcy. Rev. Bonds
(Eastern Nazarene College), 5 5/8s, 4/1/29	BB+	2,000,000	1,889,320
(Lasell College), 6 3/4s, 7/1/31	BB+/P	110,000	109,889
(Linden Ponds, Inc. Fac.), Ser. A, 5 3/4s, 11/15/42	BB/P	3,690,000	2,609,162
(Linden Ponds, Inc.), Ser. A, 5 1/2s, 11/15/27	BB/P	1,000,000	758,960
(Linden Ponds, Inc.), Ser. A, 5 3/4s, 11/15/35	BB/P	1,645,000	1,204,189
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	1,840,000	2,091,896
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	1,300,000	1,337,089
(Wheelock College), Ser. C, 5 1/4s, 10/1/37	BBB	2,000,000	2,017,200
MA State Dev. Fin. Agcy. Hlth. Care Fac. Rev. Bonds
(Adventcare), Ser. A, 6.65s, 10/15/28	B/P	2,150,000	1,989,116
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Lowell Gen. Hosp.), Ser. C, 5 1/8s, 7/1/35	Baa1	3,625,000	3,523,428
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	4,400,000	4,479,596
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15
(Prerefunded 12/15/12)	AAA/P	6,615,000	7,514,111
(Emerson Hosp.), Ser. E, Radian Insd., 5s, 8/15/25	BB/P	3,500,000	3,253,845
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	1,400,000	1,245,370
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	A/F	5,685,000	5,806,773
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB-	6,035,000	6,073,986
(Milford Regl. Med.), Ser. E, 5s, 7/15/27	Baa3	2,750,000	2,552,550
(Milford Regl. Med.), Ser. E, 5s, 7/15/32	Baa3	1,000,000	891,680
(Milton Hosp.), Ser. D, 5 3/8s, 7/1/35	BB-	3,950,000	3,138,591
(Quincy Med. Ctr.), Ser. A, 6 1/2s, 1/15/38	BB-/P	5,000,000	4,612,000
(Springfield College), 5 5/8s, 10/15/40	Baa1	2,000,000	2,090,720
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa1	9,750,000	9,861,053
(Winchester Hosp.), 5 1/4s, 7/1/38	BBB+	2,000,000	1,996,960
MA State Indl. Fin. Agcy. Rev. Bonds (1st Mtge. Stone
Institute & Newton Home), 7.9s, 1/1/24	B-/P	750,000	749,265
			73,940,009

Michigan (1.9%)
Advanced Tech. Academy Pub. School Rev. Bonds, 6s,
11/1/28	BBB-	1,725,000	1,667,954
Ann Arbor, Econ. Dev. Corp. Ltd. Oblig. Rev. Bonds
(Glacier Hills, Inc.), State & Local Govt. Coll.,
8 3/8s, 1/15/19 (Escrowed to maturity)	AAA	1,961,000	2,514,198
Detroit, G.O. Bonds (Cap. Impt.), Ser. A-1, 5s, 4/1/15	BB	2,880,000	2,803,277
Dickinson Cnty., Econ. Dev. Corp. Rev. Bonds, 5 3/4s,
6/1/16	BBB	4,000,000	4,161,880
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.)
7 1/2s, 7/1/39	Ba1	700,000	736,729
6s, 7/1/20	Ba1	1,775,000	1,786,946
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City
Hosp.), Ser. A, 5 3/4s, 9/1/17	Ba1	1,595,000	1,594,856
MI State Hosp. Fin. Auth. Rev. Bonds (Henry Ford
Hlth.), 5 3/4s, 11/15/39	A1	4,400,000	4,621,100
MI State Strategic Fund, Ltd. VRDN (Detroit Symphony),
Ser. A, 0.22s, 6/1/31	A-1	650,000	650,000
			20,536,940

Minnesota (1.5%)
Arden Hills, Hsg. & Hlth. Care Facs. VRDN
(Presbyterian Homes), Ser. A, 0.22s, 9/1/29	A-1+	350,000	350,000
Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds
(Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/34	BBB-	2,400,000	2,563,608
Inver Grove Heights, Nursing Home Rev. Bonds
(Presbyterian Homes Care)
5 1/2s, 10/1/41	B/P	1,000,000	902,870
5 3/8s, 10/1/26	B/P	250,000	235,820
North Oaks, Sr. Hsg. Rev. Bonds
(Presbyterian Homes), 6 1/8s, 10/1/39	BB/P	1,375,000	1,390,716

(Presbyterian Homes), 6s, 10/1/27	BB/P	1,250,000	1,273,238
Northfield, Hosp. Rev. Bonds, 5 3/8s, 11/1/31	BBB-	1,500,000	1,503,270
Sauk Rapids Hlth. Care & Hsg. Fac. Rev. Bonds (Good
Shepherd Lutheran Home), 6s, 1/1/34	B+/P	800,000	748,744
St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev.
Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A3	5,035,000	4,903,687
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast), 6s, 11/15/35	Ba1	1,250,000	1,230,875
Washington Cnty., Hsg. & Redev. Auth. Rev. Bonds
(Healtheast), 5 1/2s, 11/15/27	Ba1	1,000,000	972,000
			16,074,828

Mississippi (0.7%)
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.), 5 7/8s, 4/1/22	BBB	2,000,000	2,007,260
Warren Cnty., Gulf Opportunity Zone (Intl. Paper Co.),
Ser. A, 6 1/2s, 9/1/32	BBB	5,400,000	5,867,910
			7,875,170

Missouri (0.1%)
Carthage, Hosp. Rev. Bonds, 5 7/8s, 4/1/30	B-/P	750,000	672,075
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds (Single Fam.
Home Ownership Loan), Ser. A-1, GNMA Coll., FNMA
Coll., 6 3/4s, 3/1/34	AAA	515,000	538,479
			1,210,554

Montana (0.1%)
MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. John's
Lutheran), Ser. A, 6s, 5/15/25	B+/P	750,000	677,190
MT Fac. Fin. Auth. VRDN (Sisters of Charity), Ser. A,
0.23s, 12/1/25	VMIG1	175,000	175,000
MT State Board Inv. Exempt Fac. Rev. Bonds (Stillwater
Mining), 8s, 7/1/20	B	750,000	723,630
			1,575,820

Nebraska (0.8%)
Central Plains, Energy Rev. Bonds (NE Gas No. 1),
Ser. A, 5 1/4s, 12/1/18	BB+	1,500,000	1,590,015
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel
Oblig. Group), 5 5/8s, 1/1/40	A-/F	1,825,000	1,899,716
NE Edl. Fin. Auth. VRDN (Creighton U.), 0.22s, 7/1/35	VMIG1	5,200,000	5,200,000
			8,689,731

Nevada (1.0%)
Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Summerlin No. 142), 6 3/8s, 8/1/23	BB+/P	935,000	926,454
(Summerlin No. 151), 5s, 8/1/25	BB-/P	300,000	234,636
(Summerlin No. 151), 5s, 8/1/20	BB-/P	335,000	281,484
(Summerlin No. 151), 5s, 8/1/19	BB-/P	1,140,000	977,869
(Summerlin No. 151), 5s, 8/1/18	BB-/P	1,100,000	962,874
(Summerlin No. 151), 5s, 8/1/17	BB-/P	1,300,000	1,163,903
Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-17), 5s, 9/1/25	BB+/P	795,000	628,503
(No. T-18), 5s, 9/1/16	B/P	375,000	198,394
(No. T-18), 5s, 9/1/15	B/P	2,290,000	1,238,959
(No. T-18), 5s, 9/1/14	B/P	2,325,000	1,288,050
Las Vegas, Local Impt. Board Special Assmt.
(Dist. No. 607), 6s, 6/1/19	BB/P	970,000	920,724
(Dist. No. 607), 5.9s, 6/1/18	BB/P	195,000	187,062
(Dist. No. 607), 5.9s, 6/1/17	BB/P	1,450,000	1,408,458
			10,417,370

New Hampshire (0.7%)
NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds
(Rivermead at Peterborough), 5 3/4s, 7/1/28	BB+/P	6,000,000	5,578,380
NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Huntington
at Nashua), Ser. A, 6 7/8s, 5/1/33	BB-/P	2,400,000	2,433,048
			8,011,428

New Jersey (3.9%)
Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds
(The Evergreens), 5 5/8s, 1/1/38	BB+/P	5,500,000	4,908,530
NJ Econ. Dev. Auth. Rev. Bonds
(Cigarette Tax), 5 1/2s, 6/15/24	BBB	5,000,000	5,004,250
(Cranes Mill), Ser. A, 6s, 7/1/38	BBB-/F	1,750,000	1,674,855
(First Mtge. Lions Gate), Ser. A, 5 7/8s, 1/1/37	B/P	800,000	719,880
(First Mtge. Presbyterian Home), Ser. A, 6 1/4s,
11/1/20	BB/P	550,000	526,779
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	500,000	443,865
(MSU Student Hsg.), 5 7/8s, 6/1/42	Baa3	5,110,000	5,375,260
(Newark Arpt. Marriott Hotel), 7s, 10/1/14	Ba1	4,000,000	4,009,240
(United Methodist Homes), Ser. A-1, 6 1/4s, 7/1/33	BB+	3,000,000	2,992,470
NJ Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds
(Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	3,590,000	3,202,890
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	6,000,000	6,328,620
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Baa3	4,500,000	4,577,625
(Holy Name Hosp.), 5s, 7/1/36	Baa2	3,500,000	3,215,625
			42,979,889

New Mexico (1.2%)
Farmington, Poll. Control Rev. Bonds
(Public Service Co. of NM San Juan), Ser. D, 5.9s,
6/1/40	Baa3	3,000,000	3,119,970
(San Juan), Ser. A, 4 7/8s, 4/1/33	Baa3	7,660,000	7,254,786
(San Juan), Ser. B, 4 7/8s, 4/1/33	Baa3	2,750,000	2,604,525
			12,979,281

New York (5.3%)
Albany, Indl. Dev. Agcy. Rev. Bonds (Charitable
Leadership), Ser. A, 5 3/4s, 7/1/26	Caa1	2,000,000	1,626,480
Brooklyn Arena Local Dev. Corp. Rev. Bonds (Barclays
Ctr.), 6 3/8s, 7/15/43	Baa3	3,000,000	3,270,180
Broome Cnty., Indl. Dev. Agcy. Continuing Care
Retirement Rev. Bonds (Good Shepard Village), Ser. A,
6 7/8s, 7/1/40	B/P	715,000	702,924
Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds
(Gurwin Jewish Sr. Residence), Ser. A, 6s, 5/1/39	B+/P	1,250,000	1,177,075
NY City, Indl. Dev. Agcy. Rev. Bonds
(Brooklyn Navy Yard Cogen. Partners), 5.65s, 10/1/28	Ba3	3,250,000	2,732,828
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	BB/P	3,000,000	3,031,980
(Staten Island U. Hosp. Project), 6.45s, 7/1/32	Baa3	1,415,000	1,437,357
(Yankee Stadium - Pilot), AGO, 7s, 3/1/49	AA+	1,000,000	1,163,650
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	Baa3	590,000	596,820
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(American Airlines - JFK Intl. Arpt.), 7 1/2s, 8/1/16	B-	9,165,000	9,637,456
(British Airways PLC), 5 1/4s, 12/1/32	BB-	2,325,000	1,939,143
(Jetblue Airways Corp.), 5 1/8s, 5/15/30	B-	3,680,000	3,231,666
(Jetblue Airways Corp.), 5s, 5/15/20	B-	675,000	624,206
(JFK Intl. Arpt.), Ser. A, 8s, 8/1/12	B-	4,500,000	4,619,340
NY State Dorm. Auth. Non-State Supported Debt Rev.
Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	4,180,000	4,278,063
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A3	1,800,000	1,800,126
NY State Env. Fac. Corp. Rev. Bonds (United Wtr. New
Rochelle), Ser. A, 4 7/8s, 9/1/40	A-	3,500,000	3,531,080
Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St.
Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB+/P	1,500,000	1,490,565
Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp.
Mandatory Put Bonds (10/1/13) (Seneca Meadows, Inc.),
6 5/8s, 10/1/35	BB-	1,660,000	1,683,506
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Peconic
Landings), Ser. A, 8s, 10/1/20	BB-/P	3,395,000	3,467,280
Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30	B-/P	3,500,000	3,526,600
(Southampton Hosp. Assn.), Ser. A, 7 1/4s, 1/1/30	B-/P	750,000	752,618
(Gurwin Jewish-Phase II), 6.7s, 5/1/39	B+/P	975,000	986,125
Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St.
John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	B-	500,000	501,105
			57,808,173

North Carolina (0.6%)
NC Cap. Fin. Agcy. Edl. Fac. Rev. Bonds (Meredith
College), 6s, 6/1/31	BBB	1,000,000	1,062,390
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Deerfield), Ser. A, 6 1/8s, 11/1/38	BBB+/F	400,000	409,504
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	750,000	770,768
NC Med. Care Comm. Retirement Fac. Rev. Bonds
(Carolina Village), 6s, 4/1/38	BB/P	2,500,000	2,221,725
(First Mtge. United Methodist), Ser. C, 5 1/2s, 10/1/32	BB+/P	2,000,000	1,906,940
			6,371,327

Ohio (4.4%)
Allen Cnty., Hosp. Fac. VRDN (Catholic Hlth. Care),
Ser. B, 0.22s, 10/1/31	VMIG1	1,600,000	1,600,000
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-2, 5 7/8s, 6/1/30	BBB	8,480,000	7,122,437
Ser. A-2, 5 3/4s, 6/1/34	BBB	18,300,000	14,611,452
Ser. A-3, stepped-coupon bond, zero%, (6.25s,
12/1/12), 6/1/37 (STP)	BBB	13,800,000	9,610,872
Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl.
Med. Ctr.)
5 5/8s, 8/15/32	A-	2,900,000	2,924,592
Ser. A, 5 1/4s, 8/15/46	A-	4,950,000	4,779,374
Hickory Chase, Cmnty. Auth. Infrastructure Impt. Rev.
Bonds (Hickory Chase), 7s, 12/1/38	BB-/P	1,695,000	1,191,432
Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.),
Ser. C, 6s, 8/15/43	Baa1	1,550,000	1,661,399
OH State Air Quality Dev. Auth. FRB (Columbus Southern
Pwr. Co.), Ser. B, 5.8s, 12/1/38	A3	2,500,000	2,685,925
OH State Air Quality Dev. Auth. Rev. Bonds (Valley
Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3	1,450,000	1,586,431
OH State Env. Impt. Rev. Bonds (USX Corp.), 5 5/8s,
5/1/29	Baa1	750,000	753,893
			48,527,807

Oklahoma (0.2%)
OK State Cap. Impt. Auth. State Facs. Auth. VRDN
(Higher Ed.), Ser. D1, 0.2s, 7/1/31	VMIG1	2,540,000	2,540,000
			2,540,000

Oregon (0.8%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Terwilliger Plaza), 6 1/2s, 12/1/29	BB-/P	7,300,000	7,354,312
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Fam. Mtge.), Ser. B, 5 3/8s, 7/1/34	Aa2	2,000	2,074
Warm Springs Reservation, Confederated Tribes Rev.
Bonds (Pelton Round Butte Tribal), Ser. B, 6 3/8s,
11/1/33	A3	1,800,000	1,898,820
			9,255,206

Pennsylvania (5.6%)
Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 5 3/4s, 10/15/40	Baa3	765,000	793,726
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(Hlth. Syst.), Ser. B, 9 1/4s, 11/15/15 (Prerefunded
11/15/10)	AAA	4,535,000	4,639,214
(Hlth. Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	BB-	15,615,000	12,051,813
Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds
(Env. Impt. - USX Corp.), 6 7/8s, 5/1/30	Ba2	3,400,000	3,728,202
(U.S. Steel Corp.), 6 3/4s, 11/1/24	Ba2	1,000,000	1,100,500
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A, 6 1/8s, 1/1/25	BB/P	3,840,000	3,857,626
Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds
(Jenners Pond, Inc.)
7 5/8s, 7/1/34 (Prerefunded 7/1/12)	AAA/P	1,700,000	1,921,544
7 1/4s, 7/1/24 (Prerefunded 7/1/12)	AAA/P	1,725,000	1,939,159
Cumberland Cnty., Muni. Auth. Rev. Bonds (Diakon
Lutheran Ministries), 5s, 1/1/36	BBB+/F	1,790,000	1,687,039
Geisinger, Auth. Hlth. Syst. VRDN (Geisinger Hlth.
Syst.), Ser. C, 0.23s, 6/1/39	VMIG1	3,000,000	3,000,000
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Brethren
Village), Ser. A
6 1/2s, 7/1/40	BB-/F	3,000,000	3,006,060
6 3/8s, 7/1/30	BB-/P	1,375,000	1,366,475
Lebanon Cnty., Hlth. Facs. Rev. Bonds (Pleasant View
Retirement), Ser. A, 5 1/8s, 12/15/20	BB/P	1,000,000	987,910
Montgomery Cnty., Indl. Auth. Resource Recvy. Rev.
Bonds (Whitemarsh Cont. Care), 6 1/4s, 2/1/35	B-/P	2,400,000	2,185,848
PA Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds
(Allegheny Energy Supply Co.), 7s, 7/15/39	Baa3	4,000,000	4,510,280
(Reliant Energy), Ser. B, 6 3/4s, 12/1/36	B1	1,390,000	1,440,652
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Edinboro U. Foundation), 6s, 7/1/43	Baa3	1,400,000	1,444,380
(Edinboro U.), 5 7/8s, 7/1/38	Baa3	1,000,000	1,024,990
(Widener U.), 5.4s, 7/15/36	BBB+	1,500,000	1,525,455
PA State Higher Edl. Fac. Auth. Student Hsg. Rev.
Bonds (East Stroudsburg U.), 5s, 7/1/42	Baa3	1,655,000	1,603,761
Philadelphia, Gas Wks. Rev. Bonds, Ser. 9, 5 1/4s,
8/1/40	BBB+	1,250,000	1,269,913
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst. Oblig. Group),
7 1/4s, 7/1/18 (In default) (NON)	D/P	5,515,765	1,655
Ser. B, 6 1/4s, 7/1/13 (In default) (NON)	D/P	535,300	161
Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds,
Ser. A, 6 1/2s, 1/1/38	Baa3	2,675,000	2,722,107
Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (First Mtge. AHF/Central), 7 3/4s, 1/1/29	B/P	1,220,000	1,231,871
West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit
Hosp.), 6 1/4s, 1/1/32	BBB	2,000,000	2,012,440
			61,052,781

Puerto Rico (4.7%)
Cmnwlth. of PR, G.O. Bonds, Ser. C, 6s, 7/1/39	A3	2,515,000	2,758,377
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A, 6s, 7/1/44	Baa1	14,500,000	15,469,325
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. XX,
5 1/4s, 7/1/40	A3	2,700,000	2,816,208
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	7,400,000	7,453,650
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. P, 6 3/4s, 7/1/36	A3	5,000,000	5,745,050
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A
NATL, zero %, 8/1/43	Aa3	20,000,000	2,760,600
zero %, 8/1/31	A+	31,000,000	8,930,790
5 1/2s, 8/1/42	A1	5,000,000	5,339,250
			51,273,250

South Carolina (--%)
Georgetown Cnty., Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5.3s, 3/1/28	BBB	500,000	500,715
			500,715

South Dakota (0.3%)
SD Edl. Enhancement Funding Corp. SD Tobacco Rev.
Bonds, Ser. B, 6 1/2s, 6/1/32	BBB	3,615,000	3,683,215
			3,683,215

Tennessee (1.0%)
Elizabethton, Hlth. & Edl. Fac. Board Rev. Bonds
(Hosp. Ref. & Impt.), Ser. B, 8s, 7/1/33 (Prerefunded
7/1/12)	BBB+/F	4,000,000	4,480,600
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds

(First Mtge. Mountain States Hlth.), Ser. A, 7 1/2s,
7/1/25 (Prerefunded 7/1/12)	Baa1	3,000,000	3,336,150
(Mountain States Hlth. Alliance), 6s, 7/1/38	Baa1	2,880,000	3,019,565
			10,836,315

Texas (9.2%)
Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
Methodist Retirement), Ser. A
7s, 11/15/33	B+/P	2,500,000	2,297,450
5.9s, 11/15/25	B+/P	6,850,000	5,943,745
Alliance, Arpt. Auth. Rev. Bonds
(American Airlines, Inc.), 5 1/4s, 12/1/29	CCC+	2,520,000	1,930,496
(Federal Express Corp.), 4.85s, 4/1/21	Baa2	4,000,000	4,079,880
Bexar Cnty., Hsg. Fin. Auth. Corp. Rev. Bonds
(American Opty-Waterford), Ser. A1, 7s, 12/1/36	Ba1	4,500,000	4,258,305
Brazoria Cnty., Brazos River Harbor Naval Dist. Env.
FRN (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB-	5,150,000	5,339,366
Brazos River, Auth. Poll. Control Rev. Bonds (TXU
Energy Co., LLC)
Ser. D-1, 8 1/4s, 5/1/33	Ca	3,000,000	1,201,290
5s, 3/1/41	CCC	1,000,000	350,000
Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory
Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38	BBB-	1,850,000	1,919,079
Crawford Ed. Fac. Rev. Bonds (U. St. Thomas), 5 3/8s,
10/1/27	BBB+	3,985,000	4,021,104
Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Rev. Bonds
(American Airlines, Inc.)
6 3/8s, 5/1/35	CCC+	2,515,000	2,202,411
5 1/2s, 11/1/30	CCC+	1,500,000	1,183,965
Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc.), Ser. C, 5.7s, 7/15/29	B3	4,985,000	4,394,577
(Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/29	B3	2,505,000	2,522,234
(Continental Airlines, Inc.), Ser. E, 7s, 7/1/29	B3	500,000	505,380
(Special Fac. - Continental Airlines, Inc.), Ser. E,
6 3/4s, 7/1/21	B3	8,400,000	8,463,000
La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp
Inc.), Ser. A, 6 3/8s, 8/15/44	BBB	2,450,000	2,616,845
Matagorda Cnty., Poll. Control Rev. Bonds
(Cent Pwr. & Light Co.), Ser. A, 6.3s, 11/1/29	Baa2	2,400,000	2,691,576
(Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa2	3,000,000	2,788,050
Mission, Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds
(Allied Waste N.A. Inc.), Ser. A, 5.2s, 4/1/18	BBB	6,650,000	6,707,257
North TX, Thruway Auth. Rev. Bonds (Toll 2nd Tier),
Ser. F, 5 3/4s, 1/1/38	A3	3,370,000	3,530,648
North TX, Thruway Auth. stepped-coupon Rev. Bonds,
zero %, (6.5s, 1/1/15), 1/1/43 (STP)	A2	5,300,000	4,453,007
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement
Fac. Rev. Bonds
(Sr. Living Ctr.), Ser. A, 8 1/4s, 11/15/44	B+/P	8,000,000	8,167,680
(Sr. Living Ctr.), Ser. A, 8 1/4s, 11/15/39	B+/P	1,000,000	1,024,190
(Air Force Village), 6 3/8s, 11/15/44	BBB/F	5,825,000	5,955,072
TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds,
Ser. A, 5 1/4s, 12/15/24	A2	4,500,000	4,640,355
TX Private Activity Surface Trans. Corp. Rev. Bonds
(LBJ Infrastructure), 7s, 6/30/40	Baa3	2,500,000	2,732,750
(NTE Mobility), 6 7/8s, 12/31/39	BBB-/F	3,350,000	3,649,993
Uptown, Dev. Auth. Tax Increment Contract Tax Alloc.
(Infrastructure Impt. Fac.), 5 1/2s, 9/1/29	BBB+	1,000,000	1,030,150
			100,599,855

Utah (0.3%)
Carbon Cnty., Solid Waste Disp. Rev. Bonds (Laidlaw
Env.), Ser. A, 7.45s, 7/1/17	B+/P	600,000	600,744
Tooele Cnty., Harbor & Term. Dist. Port Fac. Rev.
Bonds (Union Pacific), Ser. A, 5.7s, 11/1/26	Baa2	3,000,000	3,031,800
			3,632,544

Virginia (2.5%)
Albemarle Cnty., Indl. Dev. Auth. Res. Care Fac. Rev.
Bonds (Westminster-Canterbury), 5s, 1/1/31	B+/P	1,100,000	1,037,245
Chesterfield Cnty., Hlth. Ctr. Cmnty. Res. Care Fac.
Rev. Bonds (Lucy Corr Village), Ser. A, 6 1/4s, 12/1/38	BB-/P	2,000,000	1,898,740
Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev.
Bonds (United Methodist), Ser. A
6.7s, 6/1/27	BB+/P	3,860,000	3,894,663
6 1/2s, 6/1/22	BB+/P	3,000,000	3,039,150
James Cnty., Indl. Dev. Auth. Rev. Bonds
(Williamsburg), Ser. A, 6 1/8s, 3/1/32	BB-/P	2,500,000	2,471,900
Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds
(Kendal at Lexington), Ser. A, 5 1/2s, 1/1/37	B+/P	1,460,000	1,274,084
Peninsula Ports Auth. Rev. Bonds (VA Baptist Homes),
Ser. A, 7 3/8s, 12/1/32 (Prerefunded 12/1/13)	AAA	4,000,000	4,753,480
WA Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds
(Mountain States Hlth. Alliance), Ser. C, 7 3/4s,
7/1/38	Baa1	5,100,000	5,914,980
Winchester, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds
(Westminster-Canterbury), Ser. A
5.3s, 1/1/35	BB+/P	2,000,000	1,918,360
5.2s, 1/1/27	BB+/P	1,300,000	1,294,280
			27,496,882

Washington (1.5%)
Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB	2,065,000	2,087,922

6 1/2s, 6/1/26		BBB		4,530,000	4,674,552
WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth
U.), 5 5/8s, 10/1/40		Baa1		1,600,000	1,687,600
WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39		Baa2		3,000,000	3,278,370
(Kadlec Med. Ctr.), 5 1/2s, 12/1/39		Baa2		2,000,000	1,965,720
WA State Hlth. Care Fac. Auth. Lease VRDN (National
Hlth. Care Research & Ed.), 2.4s, 1/1/32		VMIG1		1,700,000	1,700,000
WA State Hsg. Fin. Comm. VRDN (Local 82 - JATC Edl.
Dev. Trust), 0.19s, 11/1/25		A-1+		1,200,000	1,200,000
					16,594,164

West Virginia (0.8%)
Pleasants Cnty., Poll. Control Rev. Bonds (Allegheny),
Ser. F, 5 1/4s, 10/15/37		BBB		500,000	503,455
Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn.,
Inc.), 6.1s, 5/1/29		BB		4,525,000	4,308,479
WV Econ. Dev. Auth. Solid Waste Disp. Fac. Rev. Bonds
(Appalachian Pwr. Co.), Ser. A, 5 3/8s, 12/1/38		Baa2		1,000,000	1,025,460
WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth.
Syst.), 6 3/4s, 10/1/43		B/P		2,330,000	2,363,971
					8,201,365

Wisconsin (0.8%)
Badger, Tobacco Settlement Asset Securitization Corp.
Rev. Bonds, 7s, 6/1/28 (Prerefunded 6/1/12)		Aaa		2,280,000	2,508,775
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(St. Johns Cmntys. Inc.), Ser. A, 7 5/8s, 9/15/39		BB/P		1,350,000	1,456,637
(St. Johns Cmntys. Inc.), Ser. A, 7 1/4s, 9/15/29		BB/P		1,000,000	1,064,380
(Prohealth Care, Inc.), 6 5/8s, 2/15/39		A1		3,000,000	3,316,320
					8,346,112

Total municipal bonds and notes (cost $1,026,688,281)					$1,039,593,526

PREFERRED STOCKS (1.1%)(a)
				Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A,
7.50% cum. pfd.				5,680,349	$5,292,154
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-2,
4.90% cum. pfd.				2,000,000	1,640,540
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B,
7 3/4s cum. pfd.				6,000,000	4,921,380

Total preferred stocks (cost $13,680,349)					$11,854,074

COMMON STOCKS (0.0%)(a)
				Shares	Value

Tembec, Inc. (Canada) (NON)				10,751	$24,132

Total common stocks (cost $8,077,612)					$24,132

WARRANTS (0.0%)(a)(NON)
		Expiration date	Strike price	Warrants	Value

Tembec, Inc. (Canada)	CAD	3/03/12	0.00001	23,892	$10,539

Total warrants (cost $979,144)					$10,539

TOTAL INVESTMENTS

Total investments (cost $1,049,425,386)(b)					$1,051,482,271

Key to holding's abbreviations

CAD Canadian Dollar

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2010 through October 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $1,098,513,731.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,049,360,127, resulting in gross unrealized appreciation and depreciation of $64,656,239 and $62,534,095, respectively, or net unrealized appreciation of $2,122,144.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB, FRN, Mandatory Put Bonds and VRDN are the current interest rates at the close of the reporting period.

The dates shown parenthetically on Mandatory Put Bonds represents the next mandatory put dates.

The dates shown parenthetically on prerefunded bonds represents the next prerefunding dates.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

Health care	37.50%
Utilities	10.6

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2. Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$24,132	$--	$--

Total common stocks		24,132	--	--

Municipal bonds and notes		--	1,039,593,526	--

Preferred stocks		--	11,854,074	--

Warrants		10,539	--	--

Totals by level		$34,671	$1,051,447,600	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Equity contracts	$10,539	--

Total	$10,539	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: December 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: December 29, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 29, 2010